New Accounting Pronouncements Adopted (Notes)	12 Months Ended
Jan. 31, 2016
Accounting Changes and Error Corrections [Abstract]
New Accounting Pronouncements Adopted
New Accounting Pronouncements Adopted

The Company is filing this Current Report on Form 8-K as required to recast its Annual Report on Form 10-K for the fiscal year ended January 31, 2016 filed with the Securities and Exchange Commission (the “SEC”) on March 7, 2016 (the “Fiscal 2016 Form 10-K”), to present the revised Consolidated Balance Sheets and Consolidated Statements of Cash Flow resulting from the Company's retrospective adoption of certain new accounting pronouncements described below in the first quarter of fiscal 2017. These revisions had no impact on our Consolidated Statements of Operations, Consolidated Statements of Comprehensive Loss, or Consolidated Statements of Stockholders' Equity.
In April 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2015-03, “Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs” (“ASU 2015-03”), which simplifies the presentation of debt issuance costs by requiring debt issuance costs to be presented as a deduction from the corresponding debt liability rather than an asset. However, ASU 2015-03 does not address deferred issuance costs for line-of-credit arrangements; therefore, in August 2015, the FASB issued Accounting Standards Update No. 2015-15, “Interest-Imputation of Interest: Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements” (“ASU 2015-15”). ASU 2015-15 allows an entity to defer debt issuance costs associated with line-of-credit arrangements, including arrangements with no outstanding borrowings, and classify them as an asset, and amortize them over the term of the arrangements. The recognition and measurement guidance for debt issuance costs is not affected by the standards. The Company adopted the standards in fiscal 2017 and the effects have been applied retrospectively. The Consolidated Balance Sheets, Note 6 - Debt and Note 7 - Other Balance Sheet Accounts have been recasted to reflect the adoption of these standards. The unamortized debt issuance costs previously reported in Other assets, net, with a carrying amount of approximately $7.9 million and $11.1 million at January 31, 2016 and 2015, respectively, were reclassified and presented as a deduction of the corresponding liabilities, Convertible 0.25% senior notes, net, Loan assumed on 50 Fremont and Revolving credit facility. This adoption had no impact on the Consolidated Statements of Operations, Consolidated Statement of Comprehensive Loss, Consolidated Statements of Stockholders’ Equity, or the Consolidated Statements of Cash Flow.
In March 2016, the FASB issued Accounting Standards Update No. 2016-09, “Stock Compensation (Topic 718): Improvements to Employee Shared-Based Payment Accounting” (“ASU 2016-09”) which simplifies and improves several aspects of the accounting for employee share-based payment transactions for public entities. The new guidance requires companies to record excess tax benefits and tax deficiencies as income tax benefit or expense in the statement of operations when the awards vest or are settled, and eliminates the requirement to reclassify cash flows related to excess tax benefits from operating activities to financing activities on the statement of cash flows. In fiscal 2017, the Company elected to apply the change in presentation to the statements of cash flows retrospectively and no longer classified the excess tax benefits from employee stock plans as a reduction from operating cash flows for all periods presented in the Consolidated Statements of Cash Flows. The retrospective application of this standard resulted in an increase of $59.5 million, $7.7 million and $8.1 million to net cash provided by operating activities and a correlating decrease of equal amounts to net cash used in (provided by) financing activities for fiscal years ended January 31, 2016, 2015 and 2014 respectively. This adoption had no impact on the Consolidated Statements of Operations, Consolidated Statements of Comprehensive Loss or Consolidated Statements of Stockholders’ Equity